CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income for the year	$ 70,739	438,910	500,640	470,106
Adjustments for:
Share-based compensation	13,116	81,380	64,858	50,538
Depreciation	7,359	45,660	31,867	27,496
Amortization of intangible assets	414	2,567	1,824	1,500
Allowance for doubtful accounts	182	1,128	2,102	7,654
Loss due to disposal of fixed assets	58	359	171	65
Loss (Gain) from foreign currency translation	(936)	(5,810)	6,522	447
Gain from sale of long-term investments				(1,318)
Convertible notes issuance cost	7,659	47,522
Change in fair value of convertible notes	8,922	55,355
Change in fair value of zero-strike call options	4,009	24,874
Deferred tax expense	1,074	6,667	2,252	2,498
Changes in operating assets and liabilities:
Increase in accounts receivable	(2,203)	(13,666)	(10,909)	(10,555)
Increase in prepayments and other current assets	(13,328)	(82,695)	(66,132)	(86,485)
Increase (Decrease) in accounts payable	(84)	(522)	6,013	(3,523)
Increase in salary and employee related accrual	1,500	9,304	11,626	4,163
Increase in taxes payable	3,603	22,355	11,171	7,082
Increase in advance from customers	12,441	77,189	73,547	47,870
Increase in other payables and accruals	7,622	47,292	109,463	56,720
Decrease (Increase) in other long-term assets	(364)	(2,255)	1,596	302
Net cash provided by operating activities	121,783	755,614	746,611	574,560
Cash flows from investing activities:
Proceeds from sale of long-term investments				1,318
Purchase of short-term investments	(215,686)	(1,338,244)	(673,119)	(138,502)
Purchase of property and equipment	(5,365)	(33,287)	(222,108)	(136,760)
Purchase of intangible assets	(1,065)	(6,611)	(1,557)	(1,129)
Net cash used in investing activities	(222,116)	(1,378,142)	(896,784)	(275,073)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes	165,676	1,027,955
Payment for zero-strike call options	(49,576)	(307,600)
Repurchase and retirement of common shares	(24,769)	(153,684)
Proceeds from the exercise of share options	10,403	64,549	99,681	39,818
Net cash provided by financing activities	101,734	631,220	99,681	39,818
Effect of foreign exchange rate changes on cash	(22)	(139)	(6,522)	(447)
Net (decrease) increase in cash	1,379	8,553	(57,014)	338,858
Cash, beginning of year	171,734	1,065,543	1,122,557	783,699
Cash, end of year	173,113	1,074,096	1,065,543	1,122,557
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	16,556	102,722	87,793	96,407
Cash paid for interest, net of amounts capitalized	2,890	17,931
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(120)	(745)	(449)	(750)
Supplemental disclosure of non-cash financing activities:
Restricted cash and payables related to the exercise of share options, end of year	$ 6,070	37,660	15,489	14,468